For period ending 12/31/97
File Number 811-8976


                                  FORM N-SAR

                              SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

[FOR ELECTRONIC FILERS ONLY]
 Registrant CIK Number:                 0000938474
 Registrant Password:                   MZ#O5MAI
 Contact:                               DANIEL B. LAZARUS
 Registrant Name:                       SOUTHLAND SEPARATE ACCOUNT A1
 Contact Telephone Number:              770-618-3910
 Test or Live Filing (T or L):

 Report for six month period ending:       / /               (a)
     or fiscal year ending:             12/31/97             (b)
 Report for the transition period ending:  / /               (c)
 [If transition report also complete (a) or (b) above]
 Is this an amendment to a previous filing (Y/N):            N

Those items or sub-items with a box "[/]" after the term number should be completed only if the answer has changed from the previous filing on this form.

________________________________________________________________________________

1.   A.  REGISTRANT NAME:     SOUTHLAND SEPARATE ACCOUNT A1
     B.  File Number:         811-8976
     C.  Telephone Number:    (770) 980-5100

2.   A.  STREET:              5780 POWERS FERRY ROAD
     B.  City:                ATLANTA
     C.  State:               GEORGIA
     D.  Zip Code:            30327                         Zip Ext:      4390
     E.  Foreign Country:                                   Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)               N
4.   Is this the last filing on this form by Registrant? (Y/N)                N
5.   Is Registrant a small business investment company (SBIC)? (Y/N)          N
     [If answer Is "Y", complete only items 89 through 110.]
6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
     [If  answer is "Y", complete only items 111 through 132.]

For period ending 12/31/97
File Number 811-8976


                            UNIT INVESTMENT TRUSTS

  111.      A. [/]  Depositor Name:
            B. [/]  File Number (If any):
            C. [/]  City:            State:           ZiP Code:       Zip Ext:
  112.      A. [/]  Sponsor Name:
            B. [/]  File Number (If any):
            C. [/]  City: Denver     State:           Zip Code:       Zip Ext.:
  113.      A. [/]  Trustee Name:
            B. [/]  City:            State:           Zip Code:       Zip Ext.:
  114.      A. [/]  Principal Underwriter:
            B. [/]  File Number:
            C: [/]  City:            State:           Zip Code:       Zip Ext.:
  115.      A. [/]  Independent Public Account Name
            B: [/]  City:            State:           Zip Code:       Zip Ext.:
  116.      Family of investment companies information:
            A. [/]  Is Registrant part of a family of investment companies?
                    (Y/N)
            B. [/]  Identify the family in 10 letters:
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)
  117.      A. [/] Is Registrant a separate account of an insurance company?
                   (Y/N)
            If answer is "Y", are any of the following types of contracts funded by the Registrant:
            B. [/]  Variable annuity contracts (Y/N)
            C. [/]  Scheduled premium variable life contracts (Y/N)
            D. [/]  Flexible premium variable life contracts (Y/N)
            E. [/]  Other types of insurance policies registered under the
                    Securities Act of 1933? (Y/N)
  118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.
  119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
  120. [/] State the total value of the portfolio securities on the date of deposit of the new series included in item 119 ($000 omitted)
  121. [/] State the number of series for which a current prospectus was in existence at the end of the period
  122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.
  123. [/] State the total value of the additional units considered in answering item 122 ($000 omitted)

For period ending 12/31/97
File Number 811-8976

  124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series

  125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of the units of all series of Registrant ($000's omitted).

  126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series)

  127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date a or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                  NUMBER          TOTAL ASSETS      TOTAL INCOME DISTRIBUTIONS
                                                                 OF SERIES      ($000'S OMITTED)         ($000'S OMITTED)
                                                                 INVESTING
A.          U.S. Treasury direct issues                                         $                   $
B.          U.S. Government agency                                              $                   $
C.          State and municipal tax-free                                        $                   $
D.          Public Utility debt                                                 $                   $
E.          Brokers or dealers debt or debt of brokers'                         $                   $
            or dealers' parent
F.          All other corporate intermediate & long-term debt                   $                   $
G.          All other corporate short-term debt                                 $                   $
H.          Equity securities of brokers or dealer or parent of                 $                   $
            brokers or dealers
I.          Investment company equity securities                       1        $ 14,094            $ 0
J.          All other equity securities                                         $                   $
K           Other securities                                                    $                   $
L.          Total Assets of all series of Registrant                            $ 14,094

  128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current prior insurance or guaranteed by an entity other than the issuer?
             [If answer is "N" (No), go to item 131.]

  129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?

For period ending 12/31/97
File Number 811-8976

  130. [/] In computations of NAV or offering price per unit, is any par of the value attributed to instruments identified in item 129 derived from insurance or guarantees?

  131.      Total expense incurred by all series of Registrant            $ 89
            during the current reporting period ($000's omitted).

  132. [/]  List the "811" Investment Company Act of 1940)                8976
            registration number for all Series of Registrant that are begin included In this filing



This report is signed on behalf of the Registrant in the City of Atlanta and State of Gorgia on the 27th day of February, 1998.



Name of Registrant:                          Southland Separate Account A1



Name of Depositor:                      By:  Southland Life Insurance Company


                                        By:  /s/: JAMES D. THOMPSON
                                             JameS D. Thompson
                                             President



                                   Witness:  /s/: DANIEL B. LAZARUS
                                             Daniel B. Lazarus
                                             Director - Variable Compliance